PREPAYMENTS AND OTHER RECEIVABLES, NET (Tables) - Youlife International Holdings Inc [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF PREPAYMENTS AND OTHER RECEIVABLES NET

	As of December 31,
	2023	2024
	RMB	RMB	USD

Other receivables	188,154	189,066	25,902
Less: allowance for credit loss of other receivables	(42,683)	(28,565)	(3,913)
Prepayments	72,414	72,904	9,988
Deductible input VAT	-	7,565	1,036
Deposits	6,762	7,524	1,031
Prepayment, other receivables and other assets, net	224,647	248,494	34,044
Less: balances net of the discontinued operations	(35,686)	-	-
Prepayment, other receivables other, net of the continued operations	188,961	248,494	34,044

	As at December 31,
	2022	2023
	RMB	RMB	USD

Other receivables	76,780	188,154	26,501
Less: allowance for credit loss of other receivables	(57,146)	(42,683)	(6,012)
Prepayments	25,972	72,414	10,199
Deposits	6,711	6,762	953
Prepayment, other receivables and other assets, net	52,317	224,647	31,641
Less: balances net of the discontinued operations	(8,322)	(35,686)	(5,026)
Prepayment, other receivables other, net of the continued operations	43,995	188,961	26,615

SCHEDULE OF MOVEMENT OF ALLOWANCE FOR CREDIT LOSS

Movement of allowance for credit loss is as follows:

	As of December 31,
	2023	2024
	RMB	RMB	USD
Beginning balance	57,146	42,683	6,012
Exchange difference of beginning balance	-	-	(164)
Reversal of expense	(13,001)	(1,637)	(224)
Less: disposal of discontinued operations	-	(12,481)	(1,710)
Less: dissolution of subsidiaries and branches	(1,462)	-	-
Ending balance	42,683	28,565	3,913

Movement of allowance for credit loss is as follows:

	As at December 31,
	2022	2023
	RMB	RMB	USD
Beginning balance	-	57,146	8,049
Charge to (reversal of) expense	57,146	(13,001)	(1,831)
Less: dissolution of subsidiaries and branches	-	(1,462)	(206)
Ending balance	57,146	42,683	6,012